Material Partly-Owned Subsidiaries - Summary of Statements of Profit and Other Comprehensive Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	₽ 312,574	₽ 299,113	₽ 276,009
Cost of sales	(177,756)	(160,356)	(146,322)
Total selling, distribution and operating expenses, net	(85,038)	(81,590)	(86,997)
Total other income and (expense), net	(33,563)	(41,447)	(28,539)
Profit (loss) before tax	16,217	15,720	14,151
Income tax (expense) benefit	(2,681)	(3,150)	(4,893)
Profit (loss) for the year from continuing operations	13,536	12,570	9,258
Total comprehensive (loss) income	14,014	13,028	9,239
Attributable to non-controlling interests	908	1,013	1,706
Southern Kuzbass Coal Company (SKCC) and subsidiaries [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	32,251	31,993	27,171
Cost of sales	(18,123)	(18,173)	(18,115)
Total selling, distribution and operating expenses, net	(9,064)	(7,844)	(6,284)
Total other income and (expense), net	(4,514)	12,769	3,995
Profit (loss) before tax	550	18,745	6,767
Income tax (expense) benefit	(1,707)	(718)	(592)
Profit (loss) for the year from continuing operations	(1,157)	18,027	6,175
Total comprehensive (loss) income	(1,157)	18,027	6,175
Attributable to non-controlling interests	12	103	241
Dividends paid to non-controlling interests		198
Kuzbass Power Sales Company (KPSC) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	24,084	22,418	20,695
Cost of sales	(12,077)	(10,754)	(10,518)
Total selling, distribution and operating expenses, net	(11,894)	(11,182)	(9,865)
Total other income and (expense), net	343	340	274
Profit (loss) before tax	456	822	586
Income tax (expense) benefit	(94)	(170)	(128)
Profit (loss) for the year from continuing operations	362	652	458
Total comprehensive (loss) income	362	652	458
Attributable to non-controlling interests	101	182	128
Chelyabinsk Metallurgical Plant (CMP) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	124,372	118,557	107,119
Cost of sales	(101,829)	(102,398)	(84,441)
Total selling, distribution and operating expenses, net	(11,988)	(11,894)	(11,261)
Total other income and (expense), net	(5,114)	(506)	1,209
Profit (loss) before tax	5,441	3,759	12,626
Income tax (expense) benefit	1,443	544	297
Profit (loss) for the year from continuing operations	6,884	4,303	12,923
Total comprehensive (loss) income	6,884	4,303	12,923
Attributable to non-controlling interests	345	256	757
Southern Urals Nickel Plant (SUNP) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	88	102	16
Cost of sales	(47)	(24)	(8)
Total selling, distribution and operating expenses, net	(170)	(184)
Total selling, distribution and operating expenses, net			13
Total other income and (expense), net	722	531	530
Profit (loss) before tax	593	425	551
Income tax (expense) benefit	(115)	(85)	(27)
Profit (loss) for the year from continuing operations	478	340	524
Total comprehensive (loss) income	478	340	524
Attributable to non-controlling interests	76	54	83
Beloretsk Metallurgical Plant (BMP) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	25,899	24,206	22,718
Cost of sales	(24,095)	(21,464)	(20,311)
Total selling, distribution and operating expenses, net	(1,867)	(1,634)	(1,746)
Total other income and (expense), net	1,034	379	(640)
Profit (loss) before tax	971	1,487	21
Income tax (expense) benefit	(34)	(91)	29
Profit (loss) for the year from continuing operations	937	1,396	50
Total comprehensive (loss) income	937	1,396	50
Attributable to non-controlling interests	83	114	4
Korshunov Mining Plant (KMP) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	9,989	11,492	8,782
Cost of sales	(6,222)	(6,136)	(6,064)
Total selling, distribution and operating expenses, net	(4,250)	(5,576)	(3,029)
Total other income and (expense), net	2,103	2,913	2,742
Profit (loss) before tax	1,620	2,693	2,431
Income tax (expense) benefit	46	212	25
Profit (loss) for the year from continuing operations	1,666	2,905	2,456
Total comprehensive (loss) income	1,666	2,905	2,456
Attributable to non-controlling interests	166	281	245
Urals Stampings Plant (USP) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	16,549	12,725	12,471
Cost of sales	(13,131)	(10,089)	(9,908)
Total selling, distribution and operating expenses, net	(1,099)	(909)	(1,035)
Total other income and (expense), net	2,090	1,382	756
Profit (loss) before tax	4,409	3,109	2,284
Income tax (expense) benefit	(109)	(144)	(170)
Profit (loss) for the year from continuing operations	4,300	2,965	2,114
Total comprehensive (loss) income	4,300	2,965	2,114
Attributable to non-controlling interests	269	183	132
Izhstal [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	21,173	18,696	14,357
Cost of sales	(19,392)	(16,199)	(12,456)
Total selling, distribution and operating expenses, net	(2,498)	(3,486)	(1,254)
Total other income and (expense), net	(1,097)	(906)	(476)
Profit (loss) before tax	(1,814)	(1,895)	171
Income tax (expense) benefit	228	194	266
Profit (loss) for the year from continuing operations	(1,586)	(1,701)	437
Total comprehensive (loss) income	(1,586)	(1,701)	437
Attributable to non-controlling interests	₽ (154)	₽ (170)	₽ 44